Convertible Notes (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Equity component, net	$ 247,476
Convertible Notes [Member]
Amount allocated to conversion option		$ 956,875
Issuance cost		(272,773)
Equity component, net		$ 684,102